Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 72,652,150
Participant rollovers	8,862,519
Employer	33,412,656
Total contributions	114,927,325
Interest income on notes receivable from participants	1,137,753
Investment Income:
Interest and dividends	34,272,849
Net appreciation in fair value of investments	162,379,372
Total additions	312,717,299
Deductions
Benefit payments	(124,200,364)
Administrative expenses	(724,719)
Total deductions	(124,925,083)
Net increase	187,792,216
Net assets available for benefits:
Beginning of year	1,272,303,113
End of year	$ 1,460,095,329